Schedule of related party transactions (Details) (Parenthetical) - 6 months ended Jun. 30, 2023	USD ($)	SGD ($)
Cleaning Service [Member]
Service fee	$ 213	$ 288
Maintenance [Member]
Service fee	8,134	11,000
Management Service [Member]
Service fee	$ 377,904	$ 511,040